UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     John Kornreich

Address:  767 Fifth Avenue, 45th Floor
          New York, New York 10153


13F File Number: 28-02461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Kornreich
Title:
Phone:  212-754-8100


Signature, Place and Date of Signing:


      /s/ John Kornreich         New York, New York             05/08/02
------------------------         ------------------            ---------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name


     28- 06285                   Sandler Capital Management
     -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $23,836
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE
                                                            JOHN KORNREICH
                                                            MARCH 31, 2002




COLUMN 1                        COLUMN  2      COLUMN 3    COLUMN 4            COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP   (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------

ADELPHIA COMMUNICATIONS CORP    COMMON STOCK      6848105       571    38355   SH           SOLE            1   38355       0     0
AMC ENTMT INC COM               COMMON STOCK      1669100       546    40000   SH           SOLE            1   40000       0     0
AOL TIME WARNER                 COMMON STOCK    00184A105      3063   129500   SH           SOLE            1  129500       0     0
ARCH WIRELESS INC.              COMMON STOCK    039392105         0    15000   SH           SOLE            1   15000       0     0
ASCENTIAL SOFTWARE CORP COM     COMMON STOCK    04362P108       216    56000   SH           SOLE            1   56000       0     0
AT&T CORP COM                   COMMON STOCK      1957109       403    25689   SH           SOLE            1   25689       0     0
AT&T WIRELESS SERVICES INC      COMMON STOCK    00209A106       611    68266   SH           SOLE            1   68266       0     0
BELO CORPORATION COM STK        COMMON STOCK     80555105      1511    65000   SH           SOLE            1   65000       0     0
CABLEVISION NY GROUP CLASS A    COMMON STOCK    12686C109      1870    55000   SH           SOLE            1   55000       0     0
CHARTER COM INC. CLASS A COM S  COMMON STOCK    16117M107       452    40000   SH           SOLE            1   40000       0     0
CISCO SYS INC COM               COMMON STOCK    17275R102       381    22500   SH           SOLE            1   22500       0     0
COMCAST CORP CL A SPECIAL       COMMON STOCK        2E+08      1749    55000   SH           SOLE            1   55000       0     0
ECHOSTAR COMMUNICATIONS CORP    COMMON STOCK     2.79E+08       566    20000   SH           SOLE            1   20000       0     0
FOX ENTERTAINMENT GROUP INC CL  COMMON STOCK    35138T107      1005    42500   SH           SOLE            1   42500       0     0
LIBERTY MEDIA CORP NEW          COMMON STOCK     5.31E+08      2917   230792   SH           SOLE            1  230792       0     0
MICROSOFT CORP COM              COMMON STOCK     5.95E+08      1206    20000   SH           SOLE            1   20000       0     0
MILLICOM INTL CELLULAR S A COM  COMMON STOCK    L6388F102       214    31900   SH           SOLE            1   31900       0     0
NEWS CORP LTD SPONS ADR REPSTG  ADRS STOCKS      6.52E+08      1200    50000   SH           SOLE            1   50000       0     0
NEXTEL COMMUNICATIONS INC       COMMON STOCK    65332V103       350    65000   SH           SOLE            1   65000       0     0
NTL INCORPORATED COM            COMMON STOCK     6.29E+08         3    60000   SH           SOLE            1   60000       0     0
PAXSON COMMUNICATIONS CORP      COMMON STOCK     7.04E+08       329    30000   SH           SOLE            1   30000       0     0
SINCLAIR BROADCAST GROUP INC C  COMMON STOCK     8.29E+08       488    36000   SH           SOLE            1   36000       0     0
USA NETWORKS INC COM STK (NEW)  COMMON STOCK     9.03E+08       318    10000   SH           SOLE            1   10000       0     0
VIACOM INC CL B COM             COMMON STOCK     9.26E+08      1088    22500   SH           SOLE            1   22500       0     0
VIVENDI SPONSORED ADR           ADRS STOCKS     92851S204       655    17000   SH           SOLE            1   17000       0     0
VODAFONE GROUP PLC ADR          ADRS STOCKS     92857W100      2037   110500   SH           SOLE            1  110500       0     0
WESTERN WIRELESS CORP           COMMON STOCK    95988E204        87    10000   SH           SOLE            1   10000       0     0



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